Property, Plant and Equipment and Right of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Line Items]
Gross value, Beginning balance	$ 11,703	$ 9,423
Accumulated depreciation, Beginning	(3,086)	(4,433)
Gross value, Additions	4,107	1,383
Gross value, Lease modifications and remeasurements	(752)	4,842
Gross value, Disposals	(299)	(3,849)
Gross value, Transfer to tangible assets	(184)	(96)
Gross value, Ending balance	14,575	11,703
Accumulated depreciation, Additions	(1,859)	(1,521)
Accumulated depreciation, Disposals	93	2,818
Accumulated depreciation Transfer to tangible assets	98	48
Accumulated depreciation, Exchange rate differences		2
Accumulated depreciation, Ending balance	(4,754)	(3,086)
Net value	9,821	8,617
BUILDINGS [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value, Beginning balance	9,307	7,291
Accumulated depreciation, Beginning	(2,456)	(3,946)
Gross value, Additions	4,028	787
Gross value, Lease modifications and remeasurements	(752)	4,842
Gross value, Disposals	(299)	(3,613)
Gross value, Transfer to tangible assets
Gross value, Ending balance	12,284	9,307
Accumulated depreciation, Additions	(1,374)	(1,088)
Accumulated depreciation, Disposals	93	2,578
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation, Exchange rate differences
Accumulated depreciation, Ending balance	(3,737)	(2,456)
Net value	8,547	6,851
VEHICLES [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value, Beginning balance		162
Accumulated depreciation, Beginning		(144)
Gross value, Additions
Gross value, Lease modifications and remeasurements
Gross value, Disposals		(162)
Gross value, Transfer to tangible assets
Gross value, Ending balance
Accumulated depreciation, Additions		(20)
Accumulated depreciation, Disposals		162
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation, Exchange rate differences		2
Accumulated depreciation, Ending balance
Net value
EQUIPMENT [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value, Beginning balance	2,396	1,970
Accumulated depreciation, Beginning	(630)	(343)
Gross value, Additions	79	596
Gross value, Lease modifications and remeasurements
Gross value, Disposals		(74)
Gross value, Transfer to tangible assets	(184)	(96)
Gross value, Ending balance	2,291	2,396
Accumulated depreciation, Additions	(485)	(413)
Accumulated depreciation, Disposals		78
Accumulated depreciation Transfer to tangible assets	98	48
Accumulated depreciation, Exchange rate differences
Accumulated depreciation, Ending balance	(1,017)	(630)
Net value	$ 1,274	$ 1,766